Goldman Sachs International Tax-Managed Equity Fund Expense Example - Class A C Inst Inv R6 Shares [Member] - Goldman Sachs International Tax-Managed Equity Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	937
Expense Example, with Redemption, 5 Years	1,228
Expense Example, with Redemption, 10 Years	2,053
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,108
Expense Example, with Redemption, 10 Years	2,401
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	302
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,183
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	584
Expense Example, with Redemption, 10 Years	1,306
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	299
Expense Example, with Redemption, 5 Years	524
Expense Example, with Redemption, 10 Years	$ 1,172